CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Accounts and Notes Receivable, Net, Current	¥ 2,006	¥ 0
Accounts and notes payable current	1,043,159	548,481
Advances from customers	103,150	86,312
Amounts due to related parties	25,106	5,763
Accrued expenses and other liabilities current	325,042	200,930
Short-term borrowings	95,868
Income tax payables	33,522	10,199
Lease liabilities, current	6,993
Accrued expenses and other liabilities non current	1,795	518
Lease liabilities, non current	13,391
VIEs
Accounts and Notes Receivable, Net, Current	2,006
Accounts and notes payable current	1,043,159	548,481
Advances from customers	103,150	86,312
Amounts due to related parties	25,106	5,763
Accrued expenses and other liabilities current	308,228	179,712
Short-term borrowings	95,868
Income tax payables	33,522	10,199
Lease liabilities, current	6,802
Accrued expenses and other liabilities non current	1,795	518
Lease liabilities, non current	13,391
Related Party
Accounts and Notes Receivable, Net, Current	0	0
Accounts and Other Receivables, Net, Current	0	0
Third Party
Accounts and Notes Receivable, Net, Current	¥ 2,006	¥ 0
Class A Ordinary Shares
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	98,444,732	90,200,000
Common stock, shares outstanding | shares	98,444,732	90,200,000
Class B Ordinary Shares
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	110,850,000	117,600,000
Common stock, shares outstanding | shares	110,850,000	117,600,000